SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Changes in AOCI, including the Amounts Reclassified to Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in AOCI, including the amounts reclassified to income
Balance	$ 99,188	$ 102,166
Balance	77,401	99,188
AOCI Including Portion Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	62,101	61,572
Balance	63,661	62,101
Foreign currency translation
Changes in AOCI, including the amounts reclassified to income
Unrecognized gain on foreign currency translation	$ 1,560	$ 529